Cover	Sep. 30, 2021	Apr. 26, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag		false
Document Period End Date	Sep. 30, 2021
Entity Registrant Name	Welbilt, Inc.
Entity Central Index Key		0001650962
Entity Incorporation, State or Country Code	DE
Entity File Number	1-37548
Entity Tax Identification Number	47-4625716
Entity Address, Address Line One	2227 Welbilt Boulevard
Entity Address, City or Town	New Port Richey
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34655
City Area Code	727
Local Phone Number	375-7010
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	WBT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false